Net Trading and Other Income	6 Months Ended
Jun. 30, 2020
Net Trading And Other Income [abstract]
Net Trading and Other Income
3. NET TRADING AND OTHER INCOME
In H120, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £17m. In H119, the Santander UK group did not repurchase any of its debt securities or subordinated liabilities.
Included in net trading and other income in H119 is additional consideration of £15m in connection with the 2017 Vocalink Holdings Limited shareholding sale.